Condensed Deutsche Bank AG (Deutsche Bank AG) Financial Information	12 Months Ended
Dec. 31, 2024
Condensed Deutsche Bank AG (Parent Company only) Financial Information [Abstract]
Disclosure of Condensed Deutsche Bank AG (Parent Company only) Financial Information [text block]	42 – Condensed Deutsche Bank AG (parent company only) financial information Condensed statement of income in € m. 2024 2023 2022 Interest income, excluding dividends from subsidiaries 42,684 38,205 20,682 Dividends received from subsidiaries: Bank subsidiaries 446 516 395 Nonbank subsidiaries 1,677 2,255 1,117 Interest expense 32,068 26,260 9,909 Net interest and dividend income 12,740 14,715 12,284 Provision for credit losses 1,359 1,158 829 Net interest and dividend income after provision for credit losses 11,380 13,557 11,455 Noninterest income: Commissions and fee income 5,114 4,513 4,383 Net gains (losses) on financial assets/liabilities at fair value through profit or loss 4,736 4,681 1,824 Other income (loss)1 1,939 (412) 3,541 Total noninterest income 11,789 8,782 9,747 Noninterest expenses: Compensation and benefits 6,271 5,896 5,679 General and administrative expenses 7,461 6,540 6,273 Services provided by (to) affiliates, net 2,486 2,540 2,165 Impairment of goodwill and other intangible assets 0 0 0 Total noninterest expenses 16,218 14,975 14,118 Income (loss) before income taxes 6,951 7,363 7,084 Income tax expense (benefit) 1,307 906 (1,189) Net income (loss) attributable to Deutsche Bank shareholders and additional equity components 5,644 6,457 8,273 1 Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income as well as impairments and write-ups on investments in subsidiaries. Condensed statement of comprehensive income in € m. 2024 2023 2022 Net income (loss) attributable to Deutsche Bank shareholders and additional equity components 5,644 6,457 8,273 Other comprehensive income (loss), net of tax 197 (143) (1,006) Total comprehensive income (loss), net of tax 5,841 6,314 7,267 Condensed balance sheet in € m. Dec 31, 2024 Dec 31, 2023 Assets: Cash and central bank balances: 117,769 149,493 Interbank balances (w/o central banks): Bank subsidiaries 24,335 10,787 Other 5,298 4,869 Central bank funds sold, securities purchased under resale agreements, securities borrowed: Bank subsidiaries 0 0 Nonbank subsidiaries 9,340 10,783 Other 40,835 14,758 Financial assets at fair value through profit or loss: Bank subsidiaries 2,049 2,972 Nonbank subsidiaries 2,203 968 Other 480,479 409,623 Financial assets at fair value through other comprehensive income 68,423 54,038 Investments in associates 285 291 Investment in subsidiaries: Bank subsidiaries 6,830 5,569 Nonbank subsidiaries 26,311 24,989 Loans: Bank subsidiaries 45,569 56,042 Nonbank subsidiaries 36,467 33,581 Other 353,037 350,411 Other assets: Bank subsidiaries 2,727 2,679 Nonbank subsidiaries 10,947 11,372 Other 100,273 104,272 Total assets 1,333,178 1,247,496 Liabilities and equity: Deposits: Bank subsidiaries 28,657 30,781 Nonbank subsidiaries 14,197 13,453 Other 568,530 530,991 Central bank funds purchased, securities sold under repurchase agreements and securities loaned: Bank subsidiaries 1,298 563 Nonbank subsidiaries 28,881 38,260 Other 3,718 3,025 Financial liabilities at fair value through profit or loss: Bank subsidiaries 3,038 3,613 Nonbank subsidiaries 1,329 1,261 Other 359,961 314,707 Other short-term borrowings: Bank subsidiaries 586 127 Nonbank subsidiaries 684 814 Other 9,681 9,283 Other liabilities: Bank subsidiaries 1,624 1,660 Nonbank subsidiaries 6,282 8,541 Other 82,547 85,416 Long-term debt 154,437 143,919 Total liabilities 1,265,448 1,186,414 Total shareholders’ equity 56,179 52,513 Additional equity components 11,550 8,569 Total equity 67,729 61,082 Total liabilities and equity 1,333,178 1,247,496 Condensed statement of cash flows in € m. 2024 2023 2022 Net cash provided by (used in) operating activities (29,917) 5,231 5,522 Cash flows from investing activities: Proceeds from: Sale of financial assets at fair value through other comprehensive income 17,261 14,245 13,307 Maturities of financial assets at fair value through other comprehensive income 14,788 13,769 15,847 Sale of debt securities held to collect at amortized cost 20 0 0 Maturities of debt securities held to collect at amortized cost 6,435 6,702 5,585 Sale of equity method investments 0 20 117 Sale of property and equipment 17 28 7 Purchase of: Financial assets at fair value through other comprehensive income (35,559) (32,017) (34,484) Debt Securities held to collect at amortized cost (5,110) (3,920) (15,780) Investments in associates (57) (60) (97) Property and equipment (377) (327) (237) Net change in investments in subsidiaries (495) (35) 622 Other, net (1,303) (1,199) (1,066) Net cash provided by (used in) investing activities (4,379) (2,794) (16,180) Cash flows from financing activities: Issuances of subordinated long-term debt 3 1,396 2,672 Repayments and extinguishments of subordinated long-term debt (114) (1,407) (42) Issuances of trust preferred securities 0 0 0 Repayments and extinguishments of trust preferred securities 0 0 0 Principal portion of lease payments (413) (395) (445) Common shares issued 0 0 0 Purchases of treasury shares (1,126) (857) (695) Sale of treasury shares 0 395 0 Additional Equity Components (AT1) issued 3,000 0 2,000 Additional Equity Components (AT1) repaid 0 0 (1,750) Purchases of Additional Equity Components (AT1) (3,341) (356) (759) Sale of Additional Equity Components (AT1) 3,316 415 785 Coupon on additional equity components, pre tax (574) (498) (479) Cash dividends paid to Deutsche Bank shareholders (883) (610) (406) Net cash provided by (used in) financing activities (131) (1,918) 879 Net effect of exchange rate changes on cash and cash equivalents 1,967 (791) 2,378 Net increase (decrease) in cash and cash equivalents (32,460) (273) (7,400) Cash and cash equivalents at beginning of period 137,068 137,341 144,741 Cash and cash equivalents at end of period 104,608 137,068 137,341 Net cash provided by (used in) operating activities include Income taxes paid (received), net 738 196 464 Interest paid 31,629 24,360 8,736 Interest received 41,863 38,161 19,415 Dividends received 2,754 2,053 1,391 Cash and cash equivalents comprise Cash and central bank balances (not included Interest-earning time deposits with central banks) 98,417 132,547 131,763 Interbank balances (w/o central banks) 6,191 4,521 5,578 Total 104,608 137,068 137,341 Parent company’s long-term debt by earliest contractual maturity in € m. Due in2025 Due in2026 Due in2027 Due in2028 Due in2029 Due after2029 TotalDec 31,2024 TotalDec 31,2023 Senior debt: Bonds and notes: Fixed rate 13,652 13,011 12,286 9,536 10,493 11,503 70,482 70,735 Floating rate 2,058 1,442 2,768 823 494 3,611 11,196 9,026 Other 1,787 1,772 1,206 1,688 1,148 52,338 59,940 51,793 Subordinated debt Bonds and notes: Fixed rate 3,484 2,000 2,436 0 0 4,315 12,234 11,749 Floating rate 0 0 0 0 0 500 500 468 Other 0 42 20 0 0 22 85 149 Total long-term debt 20,981 18,268 18,716 12,048 12,135 72,289 154,437 143,919